Note 11 - Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
10. FAIR VALUE MEASUREMENTS

      The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company has used the most advantageous market, which is the market in which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement.

      Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in non-active markets; and model derived valuations whose inputs are observable or whose significant valuation drivers are observable.

•	Level 3 – significant inputs to the valuation model are unobservable and/or reflect the Company’s market assumptions.

     The following tables present the Company’s financial instruments, assets and liabilities that are measured at fair value on a recurring basis:

		Fair Value Measurement Using
	June 30, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Asset Category
Money market accounts	$56,767	$56,767	$-	$-
Available for sale equity securities	2,315	1,507	808	-
Total	$59,082	$58,274	$808	$-

Liability Category
Long term contingent consideration	$58,600	$-	$-	$58,600

		Fair Value Measurement Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Asset Category
Money market accounts	$78,633	$78,633	$-	$-
Available for sale equity securities	2,302	1,470	832	-
Derivatives	163	-	163	-
Total	$81,098	$80,103	$995	$-

Liability Category
Long term contingent consideration	$34,800	$-	$-	$34,800

      Money market accounts are included in cash and cash equivalents in the Condensed Consolidated Balance Sheets.  Available for sale equity securities are included in other long term assets in the Condensed Consolidated Balance Sheets.

      As discussed in Note 2 - "Acquisitions of Businesses", the long term contingent consideration represents a potential liability up to $100,000 tied to achievement of EBITDA and stock trading price performance metrics over a seven year period in connection with the MacDermid Acquisition. The fair value of the long term contingent consideration was derived using the income approach with unobservable inputs, which included 1) future forecasts and present value assumptions for the EBITDA component and 2) the fair value of Common Stock and related volatility using a Monte Carlo simulation for the Share Price component and there was little or no market data associated with either component. The Company assessed the fair values of the liabilities as of date of the MacDermid Acquisition date and will assess quarterly thereafter until settlement in December 2020.

Nonrecurring Fair Value Measurements

       The following table presents the carrying value and estimated fair value of the Company’s first lien credit facility:

	June 30, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value

First lien credit facility, including current portion	$747,450	$747,450	$751,225	$752,637

    In accordance with the provisions of FASB ASC Topic 350, “Intangibles – Goodwill and Other” other intangible assets with carrying amounts of $4,300 in the Graphic Solutions segment were written down to their implied fair values of $3,900 using Level 3 inputs, resulting in intangible asset impairment charges of $400. These impairment charges were included in selling, technical, general and administrative expense in the accompanying Condensed Consolidated Statements of Operations for the Predecessor Quarterly and Six Month Periods.

    The following methods and assumptions were used to estimate the fair value of each class of the Company’s financial instruments, assets and liabilities:

    Money market accounts - The Company invests in various money market funds which are managed by financial institutions. These money market funds are not publicly traded, but historically have been highly liquid. The fair value of the money market accounts is determined by the banks based upon the funds’ net asset values (“NAV”). All of the money market accounts currently permit daily investments and redemptions at $1.00 NAV.

Available for sale equity securities - Equity securities classified as available for sale are measured using quoted market prices at the reporting date multiplied by the quantity held. Level II equity securities are measured using quoted prices for similar instruments in active markets.

  Derivatives - The fair values of foreign currency derivatives were determined using pricing models based upon observable market inputs including both forward and spot prices for the underlying currencies.

   First Lien credit facility– The first lien credit facility is measured using quoted market prices at the reporting date multiplied by the carrying amount of the related debt. Such instruments are valued using Level 2 inputs.

11. FAIR VALUE MEASUREMENTS

The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company has used the most advantageous market, which is the market in which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement.

Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in non-active markets; and model derived valuations whose inputs are observable or whose significant valuation drivers are observable.

•	Level 3 – significant inputs to the valuation model are unobservable and/or reflect the Company’s market assumptions.

The following tables present the Company’s financial instruments, assets and liabilities that are measured at fair value on a recurring basis:

		Fair Value Measurement Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Successor
Asset Category
Money market accounts	$78,633	$78,633	$-	$-
Available for sale equity securities	2,302	1,470	832	-
Derivatives	163	-	163	-
Total	$81,098	$80,103	$995	$-

Liability Category
Long term contingent consideration	$34,800	$-	$-	$34,800

		Fair Value Measurement Using
	December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Predecessor
Asset Category
Money market accounts	$110,867	$110,867	$-	$-
Available for sale equity securities	2,233	2,233	-	-
Derivatives	336	-	336	-
Total	$113,436	$113,100	$336	$-

Money market accounts are included in cash and cash equivalents in the balance sheet. Available for sale equity securities are included in other long term assets in the balance sheet.

Nonrecurring Fair Value Measurements

In accordance with the provisions of ASC Topic 350, an indefinite lived intangible asset with a carrying amount of $4,300 in the Graphic Solutions segment was written down to its estimated fair value of $3,900, resulting in impairment charges of $400 recorded as in Selling, technical, general and administrative expenses in the Predecessor 2013 Period.

The following table presents the Company’s financial instruments, assets and liabilities that are measured at fair value on a nonrecurring basis in the Predecessor 2013 Period and for the year ended December 31, 2011. No such measurements were required in the Successor 2013 period or for the year ended December 31, 2012.

		Fair Value Measurement Using
For the ten months ended October 31, 2013	Carrying Value Prior to Impairment Analysis	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	Predecessor
Asset Category
Other intangible assets – Graphic Solutions	$4,300	$-	$-	$3,900	$(400)
Total	$4,300	$-	$-	$3,900	$(400)

		Fair Value Measurement Using
For the year ended December 31, 2011	Carrying Value Prior to Impairment Analysis	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	Predecessor
Asset Category
Customer list intangible assets – Performance Materials	$51,138	$-	$-	$4,700	$(46,438)
Total	$51,138	$-	$-	$4,700	$(46,438)

The following table presents the carrying value and estimated fair value of the Company’s first lien, second lien, tranche B, tranche C and Senior subordinated notes debt:

	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Carrying Value	Fair Value	Carrying Value	Fair Value

First lien loan, including current portion	$751,225	$752,637	$-	$-
Tranche B, tranche C and senior subordinated notes debt outstanding, including current portion	-	-	714,993	727,589
	$751,225	$752,637	$714,993	$727,589

The carrying value of the Company’s Japanese senior secured bank debt approximates fair value as of December 31, 2012. As discussed in Note 9, this debt was paid in full in connection with the MacDermid Acquisition.

The following methods and assumptions were used to estimate the fair value of each class of the Company’s financial instruments, assets and liabilities:

Money market accounts - The Company invests in various money market funds which are managed by financial institutions. These money market funds are not publicly traded, but historically have been highly liquid. The fair value of the money market accounts is determined by the banks based upon the funds’ net asset values (“NAV”). All of the money market accounts currently permit daily investments and redemptions at $1.00 NAV.

Derivatives - The fair values of foreign currency derivatives were determined using pricing models based upon observable market inputs including both forward and spot prices for the underlying currencies.

Available for sale equity securities - Equity securities classified as available for sale are measured using quoted market prices at the reporting date multiplied by the quantity held.

First Lien, Tranche B, Tranche C and senior subordinated notes debt– The first lien tranche B, tranche C and senior subordinated debt are measured using quoted market prices at the reporting date multiplied by the carrying amount of the related debt. Such instruments are valued using Level 2 inputs.